Average Annual Total Returns - VIPAssetManagerPortfolio-InitialServiceService2PRO - VIPAssetManagerPortfolio-InitialServiceService2PRO - VIP Asset Manager Portfolio	Apr. 29, 2024
VIP Asset Manager Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	12.94%
Past 5 years	7.48%
Past 10 years	5.40%
VIP Asset Manager Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	12.90%
Past 5 years	7.38%
Past 10 years	5.30%
VIP Asset Manager Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	12.65%
Past 5 years	7.22%
Past 10 years	5.14%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F0001
Average Annual Return:
Past 1 year	13.58%
Past 5 years	7.17%
Past 10 years	5.67%